Organization and Principal Activities - Additional Information (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Variable Interest Entity [Line Items]
Cash Collateral	¥ 157,900	$ 24,456
VIE
Variable Interest Entity [Line Items]
Net liabilities	¥ 275,222	$ 42,627	¥ 239,583